BRIGHTHOUSE FUNDS TRUST I
SUPPLEMENT DATED MARCH 20, 2026
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 28, 2025, AS SUPPLEMENTED
Invesco Balanced-Risk Allocation Portfolio
Effective immediately, Alessio de Longis will no longer serve as a portfolio manager of the Invesco Balanced-Risk Allocation Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. Effective immediately, all references to Mr. de Longis in the Summary Prospectus, Prospectus and Statement of Additional Information of the Portfolio will be deleted.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE